Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

June 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File Nos. 333-192288 and 811-22911)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated June 19, 2018, for the Trust’s Reality Shares Nasdaq NexGen Economy China ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 20, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores

Laura E. Flores